Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MP63 Fund Inc
Entity Central Index Key	0001071873
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
MP63 Fund
Shareholder Report [Line Items]
Fund Name	MP63 FUND, INC.
Class Name	MP63 Fund
Trading Symbol	DRIPX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mp63fund.com. You can also request this information by contacting us at 1-877-676-3386.
Additional Information Phone Number	1-877-676-3386.
Additional Information Email	www.mp63fund.com
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	managment’s discussion of fund performance
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 93,515,051
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 326,140
Investment Company, Portfolio Turnover	17.74%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]	top ten holdings
Updated Prospectus Phone Number	1-877-676-3386.
Updated Prospectus Web Address	www.mp63fund.com